Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Derivative Instruments and Hedging Activities

5.    DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s borrowings. The Company does not net any of its derivative positions under master netting arrangements.

The Company is exposed to fluctuations in the EUR-USD exchange rate on its investments in foreign operations in Europe. While the Company does not actively hedge against changes in foreign currency, we have mitigated the exposure of our investments in our European operations by denominating a portion of our debt in euros. At March 31, 2013 , the Company had euro denominated debt outstanding of $540.9 million that qualifies as a hedge of a net investment in foreign operations. For non-derivatives designated and qualifying as net investment hedges, the effective portion of the translation gains or losses are reported in Accumulated other comprehensive income/(loss) as part of the cumulative translation adjustment. For the three and nine months ended March 31, 2013 , the Company recorded a gain of $12.6 million and a loss of $13.2 million within cumulative translation adjustment. The net accumulated gain of this net investment as of March 31, 2013 included within other comprehensive income/(loss) was approximately $70.7 million . For the three and nine months ended March 31, 2013 , the Company recognized an unrealized foreign exchange gain of $4.2 million and a loss of $5.4 million , respectively, in the consolidated statement of operations related to a portion of its euro-denominated debt not designated as a net investment hedge. For the three and nine months ended March 31, 2012 , the Company recognized an unrealized foreign exchange loss of $2.0 million and a gain of $7.5 million , respectively.

Amounts are reclassified out of accumulated other comprehensive income/(loss) into earnings when the hedged net investment is either sold or substantially liquidated.

Credit Risk Related to Contingent Features

The Company has agreements with each of its derivative counterparties that contain a provision where the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company’s default on the indebtedness.

As of March 31, 2013 , the terminal value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $1.3 million . As of March 31, 2013 , the Company had minimum collateral posting thresholds with certain of its derivative counterparties and had posted collateral of $4.5 million , in the form of letters of credit. If the Company had breached any of these provisions at March 31, 2013 , it could have been required to settle its obligations under the agreements at their termination value of $1.3 million .

Counterparty Credit Risk Management

The Company’s derivative financial statements present certain market and counterparty risks; however, concentration of counterparty credit risk is mitigated as the Company deals with a variety of major banks worldwide. The Company would not be materially impacted if any of the counterparties to its derivative financial instruments outstanding at March 31, 2013 failed to perform according to the terms of its agreement. At this time, the Company does not require collateral or any other security to support derivative instruments subject to credit risk by its counterparties.

Cash Flow Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. During the period, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges for financial reporting purposes is recorded in accumulated other comprehensive income/(loss) on the balance sheet and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.

As of March 31, 2013 , the Company had three outstanding interest rate derivatives which were effective for financial accounting. Two instruments had a combined notional value of $760.0 million and one had a notional value of €240.0 million . These instruments are designated for financial accounting purposes as cash flow hedges of interest rate risk. Amounts reported in accumulated other comprehensive income/(loss) related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. During the next twelve months, the Company estimates that an additional $0.7 million will be reclassified from other comprehensive income/(loss) to interest expense.

On February 28, 2013, in connection with the refinancing of the Company’s €44.9 million Euro term loan, Catalent de-designated €35.0 million of the €240.0 million notional Euribor-based interest rate swap. Prior to de-designation, the effective portion of the change in fair value of the derivative was recorded as a component of other comprehensive income/(loss). The other comprehensive income/(loss) balance associated with the de-designated portion of the derivative will be reclassified to earnings when either the originally hedged forecasted interest payments on the hedged debt affect earnings or at the time the originally forecasted transactions become probable of not occurring. The amount of losses reclassified into earnings as a result of the discontinuance of a portion of the Euribor-based interest rate swap as a cash flow hedge for the three and nine months ended March 31, 2013 is $0.1 million .

Non-designated Hedges of Interest Rate Risk

Derivatives not designated as hedges for financial accounting purposes are not speculative and are used to manage the Company’s economic exposure to interest rate movements but, as of March 31, 2013 , do not meet the hedge accounting requirements for financial reporting purposes of ASC 815 Derivatives and Hedging . Changes in the fair value of derivatives not designated as a hedge for financial accounting purposes are recorded directly into earnings as other expense, net. As of March 31, 2013 , the Company had a ¥175 million notional value outstanding derivative maturing on May 15, 2013 that was not designated for financial accounting purposes as a hedge in a qualifying hedging relationship.

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Balance Sheet as of March 31, 2013 and June 30, 2012 ..

(Dollars in millions)	Fair Values of Financial Derivatives Instruments on the Consolidated Balance Sheets
	Liability Derivatives As of March 31, 2013		Liability Derivatives As of June 30, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$1.1	Other accrued liabilities and other liabilities	$23.1
Total derivatives designated as hedging instruments under ASC 815:		1.1		23.1
Derivatives not designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$0.2	Other accrued liabilities and other liabilities	$0.2
Total derivatives not designated as hedging instruments under ASC 815:		$0.2		$0.2

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Statement of Operations for the nine months ended March 31, 2013 and March 31, 2012 .

(Dollars in millions)	Effect of Derivative Instruments on the Consolidated Statement of Operations
Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of (Gain) or Loss Recognized in AOCI on Derivative (Effective Portion) for the Nine Months Ended March 31,		Location of (Gain) or Loss Reclassified from AOCI into Income (Effective Portion)	Amount of (Gain) or Loss Reclassified from AOCI into Income (Effective Portion) for the Nine Months Ended March 31,		Location of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing	Amount of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effective Testing) for the Three and Nine Months Ended March 31,
	2013	2012		2013	2012		2013	2012
Interest rate swaps	$1.1	$10.1	Interest expense, net	$21.8	$19.5	Other (income)/ expense, net	0.1	—

Derivatives Not Designated as Hedging Instruments Under ASC 815	Location of (Gain) or Loss Recognized in Income on Derivative	Amount of (Gain) or Loss Recognized in Income on Derivative for the Nine Months Ended March 31,
		2013	2012
Interest rate swaps	Other (income)/ expense, net	$—	$(0.1)

7. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s borrowings.

The Company is exposed to fluctuations in the EUR-USD exchange rate on its investments in foreign operations in Europe. While the Company does not actively hedge against changes in foreign currency, we have mitigated the exposure of our investments in our European operations by denominating a portion of our debt in Euros. At June 30, 2012, the Company had Euro denominated debt outstanding of $582.7 million that qualifies as a hedge of a net investment in foreign operations. For non-derivatives designated and qualifying as net investment hedges, the effective portion of the translation gains or losses are reported in Accumulated Other Comprehensive Income/(Loss) as part of the cumulative translation adjustment. During fiscal year 2012, the Company recorded $69.4 million as a gain within cumulative translation adjustment. The net accumulated gain of this net investment as of June 30, 2012 included within Other Comprehensive Income was approximately $83.9 million. For the year ended June 30, 2012, the Company recognized an unrealized foreign exchange gain of $17.1 million in the consolidated statement of operations related to a portion of its Euro-denominated debt not designated as a net investment hedge. No such gain or loss was recognized for the year ended June 30, 2011 as the Company’s entire Euro-denominated debt was designated as an effective net investment hedge.

Amounts are reclassified out of Accumulated Other Comprehensive Income into earnings when the hedged net investment is either sold or substantially liquidated.

Credit Risk Related to Contingent Features

The Company has agreements with each of its derivative counterparties that contain a provision where the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company’s default on the indebtedness.

As of June 30, 2012, the terminal value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $23.4 million. As of June 30, 2012, the Company has minimum collateral posting thresholds with certain of its derivative counterparties and has posted collateral of $9.0 million. If the Company had breached any of these provisions at June 30, 2012, it could have been required to settle its obligations under the agreements at their termination value of $23.4 million.

Counterparty Credit Risk Management

The Company’s derivative financial statements present certain market and counterparty risks; however, concentration of counterparty credit risk is mitigated as the Company deals with a variety of major banks worldwide. The Company would not be materially impacted if any of the counterparties to its derivative financial instruments outstanding at June 30, 2012 failed to perform according to the terms of its agreement. At this time, the Company does not require collateral or any other security to support derivative instruments subject to credit risk by its counterparties.

Cash Flow Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. During the fiscal year ended June 30, 2012, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges for financial reporting purposes is recorded in Accumulated Other Comprehensive Income on the balance sheet and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.

As of June 30, 2012, the Company had three outstanding interest rate derivatives which were effective for financial accounting purposes as of June 30, 2012. Two instruments had a combined notional value of $760.0 million and one had a notional amount of €240.0 million. These instruments are designated for financial accounting purposes as cash flow hedges of interest rate risk. Amounts reported in Accumulated Other Comprehensive Income related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. During the next twelve months, the Company estimates that an additional $21.4 million will be reclassified from other comprehensive income as an increase to interest expense.

Non-designated Hedges of Interest Rate Risk

Derivatives not designated as hedges for financial accounting purposes are not speculative and are used to manage the Company’s economic exposure to interest rate movements but, as of June 30, 2012, do not meet the hedge accounting requirements for financial reporting purposes of ASC 815 Derivatives and Hedging. Changes in the fair value of derivatives not designated as a hedge for financial accounting purposes are recorded directly into earnings as other expense, net. As of June 30, 2012, the Company had a ¥700 million notional value outstanding derivative maturing on May 15, 2013 that was not designated for financial accounting purposes as a hedge in a qualifying hedging relationship.

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Balance Sheet as of June 30, 2012 and June 30, 2011.

(in millions)	Fair Values of Financial Derivatives Instruments on the Consolidated Balance Sheets
	Liability Derivatives As of June 30, 2012		Liability Derivatives As of June 30, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$23.1	Other accrued liabilities and other liabilities	$41.9

Total derivatives designated as hedging instruments under ASC 815:		23.1		41.9

Derivatives not designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$0.2	Other accrued liabilities and other liabilities	$0.3

Total derivatives not designated as hedging instruments under ASC 815:		$0.2		$0.3

The tables below present the effect of the Company’s derivative financial instruments on the Consolidated Statement of Operations for the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010.

(in millions)	The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Fiscal Years Ended June 30, 2012, June 30, 2011 and June 30, 2010.
Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of (Gain) or Loss Recognized in OCI on Derivative (Effective Portion)	Location of (Gain) or Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) or Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Location of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount excluded from Effectiveness Testing)	Amount of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount excluded from Effectiveness Testing)

Fiscal Year 2012: Interest Rate Swaps	$11.0	Interest expense, net	$26.4	Other (income)/ expense, net	$0.2
Fiscal Year 2011: Interest Rate Swaps	$14.4	Interest income/ (expense), net	$26.9	Other (income)/ expense, net	$0.1
Fiscal Year 2010: Interest Rate Swaps	$52.9	Interest income/ (expense), net	$21.9	Other (income)/ expense, net	$0.6

Derivatives Not Designated as Hedging Instruments Under ASC 815	Location of (Gain) or Loss Recognized in Income on Derivative	Amount of (Gain) or Loss Recognized in Income on Derivative
Fiscal Year 2012: Interest Rate Swaps	Other (income)/ expense, net	$0.1
Fiscal Year 2011: Interest Rate Swaps	Other (income)/ expense, net	$(0.2)
Fiscal Year 2010: Interest Rate Swaps	Other (income)/ expense, net	$3.3